SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS

Authorized share capital:
(in thousands of $ except per share amount)	2024	2023	2022
300 million common shares with $0.05 par value	15,000	15,000	15,000

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2024	2023	2022
Issued shares: Balance at start of year	201,190,621	201,190,621	201,190,621
Shares issued	—	—	—
Settlement of options	—	—	—
Issued shares: Balance at the end of year	201,190,621	201,190,621	201,190,621

Outstanding number of shares: Balance at start of year	199,628,293	200,485,621	200,435,621
Shares issued	—	—	—
Repurchases of shares	(625,000)	(1,107,328)	(400,000)
Distribution of treasury shares	400,000	250,000	450,000
Outstanding number of shares: Balance at end of year	199,403,293	199,628,293	200,485,621

In 2024, 2023 and 2022, we acquired an aggregate of 625,000, 1,107,328 and 400,000, respectively, of our own shares, in open market transactions under our 2022 share buy-back program. In 2024, 2023 and 2022, the shares were acquired on the OSE and on NASDAQ at an aggregate purchase price of $5.7 million, $8.4 million and $3.3 million, respectively. As of December 31, 2024, the Company held 1,787,328 treasury shares out of which 1,732,328 were repurchased under the 2022 share buy-back program and 55,000 were repurchased under the 2019 share buy-back program (December 31, 2023: 1,562,328 treasury shares, December 31, 2022: 705,000 treasury shares).

In 2024, 2023 and 2022, 400,000, 250,000 and 450,000 share options held by the management were exercised, respectively. We settled the options by distributing the same amount of treasury shares acquired as part of 2022 and 2019 share buy-back programs and recorded a loss of $2.4 million, $1.2 million and $1.7 million in the equity statement.

In 2024, 2023 and 2022, we paid $239.9 million, $100.0 million and $471.7 million in dividends to our shareholders, respectively, corresponding to a dividend per share of $1.20, $0.50 and $2.35. Refer to Note 29, "Subsequent Events", for any subsequent dividend declarations.
As of December 31, 2024, 199,403,293 common shares were outstanding (December 31, 2023: 199,628,293 common shares, December 31, 2022: 200,485,621 common shares), which includes an adjustment for treasury shares in 2024, 2023 and 2022 of 1,787,328, 1,562,328 and 705,000, respectively.